COMMITMENTS AND CONTINGENT LIABILITIES (Aggregate Minimum Rental Commitments Under the Non-Cancelable Rent Agreements) (Details) $ in Thousands	Jun. 30, 2017 USD ($)
2017	$ 184
2018	283
Total	$ 467